UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues	¥ 92,152	$ 12,708	¥ 89,211
Cost of revenues	(33,726)	(4,651)	(16,955)
Gross profit	58,426	8,057	72,256
Operating expenses:
Selling and marketing expenses	(80,742)	(11,135)	(77,205)
General and administrative expenses	(23,654)	(3,262)	(26,933)
Research and development expenses	(7,671)	(1,058)	(12,374)
Impairment of long-lived assets	(1,515)	(209)	(15,614)
Total operating expenses	(113,582)	(15,664)	(132,126)
Loss from operations	(55,156)	(7,607)	(59,870)
Other income/(expenses):
Interest income/(expenses), net	69	9	29
Foreign exchange (loss)/gain	(259)	(36)	189
Gain from equity method investments	95	13	(215)
Change in fair value of warrant liability	11,551	1,593	0
Other income, net	13,002	1,793	3,701
Loss before income taxes	(30,698)	(4,235)	(56,166)
Income tax benefit	0	0	0
Net loss	(30,698)	(4,235)	(56,166)
Net loss attributable to TuanChe Limited's ordinary shareholders	(30,698)	(4,235)	(56,166)
Net loss	(30,698)	(4,235)	(56,166)
Other comprehensive (loss)/income:
Foreign currency translation adjustments	(34)	(5)	88
Total other comprehensive loss	(34)	(5)	88
Total comprehensive loss	(30,732)	(4,240)	(56,078)
Comprehensive loss attributable to:
TuanChe Limited's shareholders	¥ (30,732)	$ (4,240)	¥ (56,078)
Net loss attributable to the TuanChe Limited's ordinary shareholders per share
Basic (in dollars per share) | (per share)	¥ (0.08)	$ (0.01)	¥ (0.18)
Diluted (in dollars per share) | (per share)	¥ (0.08)	$ (0.01)	¥ (0.18)
Weighted average number of ordinary shares
Basic (in shares)	399,544,700	399,544,700	309,041,616
Diluted (in shares)	399,544,700	399,544,700	309,041,616
Auto shows
Net revenues
Total net revenues	¥ 69,286	$ 9,557	¥ 25,229
Special promotion events
Net revenues
Total net revenues	589	81	429
Referral service for commercial bank
Net revenues
Total net revenues	2,572	355	26,482
Online marketing
Net revenues
Total net revenues	8,753	1,207	15,632
Others
Net revenues
Total net revenues	¥ 10,952	$ 1,508	¥ 21,439